Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GUGGENHEIM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2023
A C Inst P Shares | Guggenheim Diversified Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Diversified Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Diversified Income Fund (the “Fund”) seeks to achieve high current income with consideration for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 78 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 50 of the Fund’s prospectus and the “How to Purchase Shares” section on page 91 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts. These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES  (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES  (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 78 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 50 of the Fund’s prospectus and the “How to Purchase Shares” section on page 91 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, unless otherwise indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund intends to pursue its investment objective by constructing a broadly diversified global portfolio with exposure across multiple high-income asset classes that provide an opportunity for growth. The Fund seeks diversification by investing primarily in asset classes that Guggenheim Partners Investment Management, LLC (“the Investment Manager”) believes provide exposure to different geographic regions, different positions in issuers’ capital structures and different investment styles. To achieve its intended portfolio, the Investment Manager allocates the Fund’s assets among multiple underlying investment strategies, primarily high-income credit and equity strategies. The Fund may indirectly obtain exposure to these asset classes, and pursue its investment objective, by investing significantly in investment vehicles, including other investment companies managed by the Investment Manager or its affiliates.The Fund seeks to provide broad exposure to high-income asset classes while incorporating elements of both strategic and tactical allocation. The Investment Manager sets target weightings for the Fund’s allocations, which it reviews and changes regularly and rebalances as needed, to accomplish a mix that the Investment Manager believes will maximize the Fund’s risk-adjusted yield in a given market while satisfying the Fund’s investment objective. Although the Fund is not constrained by fixed allocation proportions, the Fund anticipates that over the long term the fixed-income component will represent a greater portion of the Fund’s portfolio than the equity component. However, the Fund’s allocations may vary significantly from time to time based on the Investment Manager’s view of income generation, risk/return analysis, relative value and market conditions, and, during certain periods, the Fund may invest up to 100% of its assets in either fixed-income instruments or equity securities.Although the Fund will principally invest in securities listed, traded or dealt in developed markets countries globally, it may also invest without limitation in securities listed, traded or dealt in other countries, including emerging markets countries (such as sovereign debt securities and Eurodollar bonds and obligations). Such securities may be denominated in foreign currencies.The Fund invests directly or through investment vehicles in a diverse portfolio of fixed-income instruments of any maturity and duration with a bias towards instruments that the Investment Manager believes offer higher yields. The Fund’s income-oriented fixed-income investments may be represented by a broad range of investment grade and high-yield bonds, bank loans, asset-backed and mortgage-backed securities, municipal bonds and risk-linked securities (often referred to as event-linked bonds or catastrophe or insurance-linked bonds). The Fund may hold fixed-income instruments of any quality, rated or unrated, including those that are rated below investment grade, or if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). These may include instruments that are in default at the time of purchase. If nationally recognized statistical rating organizations assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. The Investment Manager selects instruments for purchase and sale based on intensive credit research involving extensive due diligence and relative valuation based on each issuer, region and sector. The Investment Manager also considers macroeconomic outlook and geopolitical issues.The Investment Manager uses a global dynamic equity risk model that seeks to manage downside risk related to equity investments. The Investment Manager regularly evaluates the metrics and data underlying the quantitative model and, from time to time, may make adjustments for a variety of reasons, including, without limitation, to account for changing market, financial or economic conditions.The Fund also invests directly or through investment vehicles in a diverse portfolio of high-income equity securities, which include common and preferred stocks, issued by issuers of any market capitalization. To reduce volatility and mitigate drawdown (or the decrease in value of investments from their peak), the Investment Manager seeks high dividend yields based on a well-diversified portfolio comprised of securities with demonstrated historically low volatility in their returns that are issued by companies that the Investment Manager believes exhibit stable earnings.In addition, the Fund may invest directly or through investment vehicles in a diversified portfolio of real estate investment trusts (“REITs”), with an emphasis on REITs with higher yields. The Investment Manager uses a top-down approach to analyze relative value and risk and identify attractive geographic regions and property sectors combined with a bottom-up approach to individual security selection.The Fund may invest in instruments issued by U.S. and non-U.S. issuers that are engaged in or related to the infrastructure group of industries.The Fund may invest in closed-end funds to, among other things, obtain exposure on the basis of qualitative features and quantitative measures to high-income domestic and foreign master limited partnerships (“MLPs”) that are generally in energy-related industries. The Fund may also invest in closed-end funds to seek to exploit perceived pricing dislocations that the Investment Manager believes have the potential to narrow in the near term.The Fund may seek exposures through derivative transactions, principally swaps, options, forward contracts, futures and Eurodollar futures (some of these instruments may be traded in the over-the-counter market). The Fund may engage in derivative transactions to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to manage the Fund’s aggregate exposure to the equity markets and to manage other investment risks.The Investment Manager may determine to sell a security for several reasons, including the following: (1) to adjust the portfolio’s average maturity, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed or for other credit reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. Under adverse or unstable market conditions or abnormal circumstances (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments or in the case of large cash inflows or anticipated large redemptions), the Fund can make temporary investments and may not be able to pursue or achieve its investment objective.The Fund will primarily invest in investment vehicles, including vehicles advised by the Investment Manager and its affiliates, to achieve its investment objective until the Investment Manager believes it is sufficiently large to invest in securities directly in an efficient manner, at which time the Fund may continue to invest significantly in such investment vehicles.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money, including all or part of their investments in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to certain risks and the principal risks of investing in the Fund are summarized below in alphabetical order, and not in the order of importance or potential exposure.Allocation Risk—The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Investment Manager to allocate effectively the Fund’s assets among multiple investment strategies, underlying funds and asset classes. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or that an investment strategy or underlying fund will achieve its particular investment objective.Asset-Backed Securities Risk—Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their performance based on changes in interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks. The terms of many structured finance investments and other instruments are tied to interbank reference rates (referred to collectively as the “London Interbank Offered Rate” or “LIBOR”), which function as a reference rate or benchmark for many underlying collateral investments, securities and transactions. It is anticipated that LIBOR ultimately will be discontinued, which may cause increased volatility and illiquidity in the markets for instruments with terms tied to LIBOR or other adverse consequences, such as decreased yields and reduction in value, for these instruments. These events may adversely affect the Fund and its investments in such instruments.Capitalization Securities Risk—The Fund may have significant exposure to securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the predominate capitalization range may underperform other segments of the equity market or the equity market as a whole.Conflicts of Interest Risk—The Investment Manager is subject to conflicts of interest when it allocates Fund assets among the various underlying funds because the Investment Manager or an affiliate may also be responsible for managing these underlying funds.Counterparty Credit Risk—The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having concentrated exposure to such a counterparty.Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income or other debt instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time, defaults or otherwise fails to meet its obligations. Actual or perceived changes in economic, social, public health, financial or political conditions in general or that affect a particular type of instrument, issuer, guarantor or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity and/or value of an instrument. The value of an instrument also may decline for reasons that relate directly to the issuer, guarantor or counterparty, such as management performance, financial leverage and reduced demand for goods and services. The issuer, guarantor or counterparty could also suffer a rapid decline in credit rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.Derivatives Risk—Derivatives and other instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, market conditions and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty, credit, legal, liquidity and valuation risks.Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of those risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed. Furthermore, investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive and transparent accounting, auditing, recordkeeping, financial reporting and other requirements.Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate more than those of fixed-income investments, may rise or fall rapidly or unpredictably, and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.Extension Risk—Certain debt instruments, including mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur at a slower rate or later than expected. In this event, the expected maturity could lengthen and the Fund’s investment may sharply decrease in value and the Fund’s income from the investment may quickly decline. These types of instruments are particularly subject to extension risk, and offer less potential for gains, during periods of rising interest rates. In addition, the Fund may be delayed in its ability to reinvest income or proceeds from these instruments in potentially higher yielding investments, which would adversely affect the Fund.Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political (including geopolitical) and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific factors, such as operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies. Based on its investment strategies, a significant portion of the Fund’s investments can be comprised of high yield and unrated securities and thus particularly prone to the foregoing risks, which may result in losses to the Fund.Income Risk—Income risk involves the potential for decline in the Fund’s yield (the rate of dividends the Fund pays) in the event of declining interest rates.Infrastructure Companies Risk—Securities and instruments of infrastructure companies are particularly susceptible to adverse economic or regulatory occurrences in their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including general or local economic conditions and political developments, changes in regulations, environmental problems and changes in interest rates.Interest Rate Risk—Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline and when interest rates decrease, the values of fixed-income and other debt instruments rise. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. During periods when interest rates are low or negative, the Fund’s yield and performance may be adversely affected and the Fund may be unable to maintain positive returns or minimize the volatility of the Fund's net asset value per share. Changes in monetary policy may exacerbate the risks associated with changing interest rates.Investment in Investment Vehicles Risk—Investing in other investment vehicles, including exchange-traded funds (“ETFs”), closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the shares.Investment in Loans Risk—The Fund may invest in loans directly or indirectly through assignments or participations. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk, prepayment risk and extension risk. Loans may offer a fixed or floating interest rate. Loans are often below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of any collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent, or otherwise default. Transactions in loans are often subject to long settlement periods and often require consent from borrowers and/or an agent acting for the lenders, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. The Fund thus is subject to the risk of selling other investments at disadvantageous times or prices or taking other actions necessary to raise cash to meet its redemption obligations. Participations in loans may subject the Fund to the credit risk of both the borrower and the seller of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the seller of the participation (or an agent acting on its behalf). Covenants contained in loan documentation are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s and the credit group’s operations or assets and by providing certain information and consent rights to lenders. In addition to operational covenants, loans and other debt obligations often contain financial covenants, which require a borrower and the related credit group to satisfy certain financial tests at periodic intervals or to maintain compliance with certain financial metrics. The Fund invests in or is exposed to loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations, which generally are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. These “covenant-lite” loans or obligations typically are particularly subject to the risks associated with investments in loans as described above.Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks are heightened in a rising interest rate environment. Based on its investment strategies, a significant portion of the Fund's investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns. As a result of these factors, the Fund may lose value or fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges and tax costs, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.Market Risk—The value of, or income generated by, the investments held by the Fund may fluctuate rapidly and unpredictably. These fluctuations may be frequent and significant. In addition, the Fund may incur losses as a result of various market and economic factors, such as those affecting individual companies or issuers or particular industries. In addition, developments related to economic, political (including geopolitical), social, public health, market or other conditions may cause volatility in financial markets and reduced liquidity in equity, credit and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. Under such conditions, the Fund may experience significant redemption activity by shareholders and could be forced to sell portfolio securities or other assets at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund's investments may perform poorly or underperform the general securities markets or other types of securities.Master Limited Partnerships Risk—Master limited partnerships (“MLPs”) are subject to certain risks inherent in the structure of MLPs, including tax risks, limited control and voting rights and potential conflicts of interest. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid or volatile at times. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors. The Fund will invest no more than 25% of its total assets in securities of MLPs which are classified as partnerships that are treated as qualified publicly traded partnerships, for U.S. federal income tax purposes.Municipal Securities Risk—Municipal securities are subject to a variety of risks, including credit, interest, prepayment, liquidity, and valuation risks. In addition, municipal securities can be adversely affected by (i) unfavorable legislative, political or other developments or events, including natural disasters and public health conditions, and (ii) changes in the economic and fiscal conditions of issuers of municipal securities or the federal government (in cases where it provides financial support to such issuers). Municipal securities may be fully or partially backed by the taxing authority or revenue of a local government, the credit of a private issuer, or the current or anticipated revenues from a specific project, which may be adversely affected as a result of economic and public health conditions. To the extent the Fund invests a substantial portion of its assets in municipal securities issued by issuers in a particular state, municipality or project, the Fund will be particularly sensitive to developments and events adversely affecting such state or municipality or with respect to a particular project. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects (such as education, health care, transportation and utilities), conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole. Municipal securities can be difficult to value and be less liquid than other investments, which may affect performance or the ability to meet Fund redemption requests.Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.Prepayment Risk—Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected. If this occurs, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield. These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates.Quantitative Investing Risk—There is no guarantee that a quantitative model or algorithm used by the Investment Manager, and the investments selected based on the model or algorithm, will produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Investment Manager’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm. Other quantitative methods and techniques used by the Investment Manager, and the investments selected based on these methods and techniques, are also subject to these types of risks.Real Estate Investments Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts (“REITs”), which are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns.Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.Risk-Linked Securities Risk—Risk-linked securities (“RLS”), often referred to as event-linked bonds or catastrophe or insurance-linked bonds, are debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a “trigger” event, such as a hurricane or an earthquake of a specific magnitude or other physical or weather-related phenomenon causing physical or economic loss. If the trigger event occurs, the Fund may lose a portion or all of its accrued interest and/or principal invested in the RLS. In addition to the risk of a triggering event, RLS are subject to other risks, including credit risk and adverse changes in regulatory or jurisdictional interpretations.Sovereign Debt Risk—The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor's unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is greater for issuers in emerging markets than issuers in developed countries.Special Situation Investments/Securities in Default Risk—Investments in the securities and debt of distressed issuers or issuers in default involve far greater risk than investing in issuers whose debt obligations are being met and whose debt trades at or close to its “par” or full value because the investments in the securities and debt of distressed issuers or issuers in default are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full and/or on time.Tax Risk—The Fund’s investments and investment strategies, including investments in MLPs and certain investment vehicles, may be subject to special and complex federal income tax provisions that may adversely affect the Fund and its distributions to shareholders. Although the Fund intends to monitor its transactions and may make certain tax elections to mitigate the potential adverse effect of these provisions, there can be no assurance that the Fund will be eligible for any such tax elections or that any adverse effects of these provisions will be mitigated. Moreover, the tax treatment of income, gains and losses attributable to certain investments and derivatives transactions engaged in by the Fund, such as transactions in MLP interests, as well as various other special tax rules applicable to certain financial transactions and financial instruments could affect the amount, timing and character of the Fund’s distributions. In some cases, these tax rules could also result in a retroactive change in the tax character of prior distributions, and may possibly cause all, or a portion, of prior distributions to be reclassified as returns of capital for tax purposes.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money, including all or part of their investments in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund's Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance and a secondary benchmark. The Fund’s secondary index is a customized performance benchmark comprised of 70% Bloomberg U.S. Aggregate Bond Index and 30% MSCI World Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Performance of the benchmark indices shown in the table below is shown for the same periods as shown for performance of Class A shares. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund's Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or, if shorter, since inception periods, as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance and a secondary benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:Quarter EndedReturnHighest QuarterDecember 31, 20206.97%Lowest QuarterMarch 31, 2020-12.14%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	 After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown below reflect applicable sales charges, if any.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown below reflect applicable sales charges, if any.
A C Inst P Shares | Guggenheim Diversified Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.41%
Other Expenses	rr_OtherExpensesOverAssets	2.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.28%
Fee Waiver (and/or expense reimbursement),	rr_FeeWaiverOrReimbursementOverAssets	(2.68%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	$ 556
3 Years	rr_ExpenseExampleYear03	1,412
5 Years	rr_ExpenseExampleYear05	2,280
10 Years	rr_ExpenseExampleYear10	$ 4,506
2017	rr_AnnualReturn2017	6.88%
2018	rr_AnnualReturn2018	(3.83%)
2019	rr_AnnualReturn2019	11.20%
2020	rr_AnnualReturn2020	2.29%
2021	rr_AnnualReturn2021	13.51%
2022	rr_AnnualReturn2022	(13.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.14%)
1 Year	rr_AverageAnnualReturnYear01	(17.03%)
5 Years	rr_AverageAnnualReturnYear05	0.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2016
A C Inst P Shares | Guggenheim Diversified Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.28%
Other Expenses	rr_OtherExpensesOverAssets	2.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.90%
Fee Waiver (and/or expense reimbursement),	rr_FeeWaiverOrReimbursementOverAssets	(2.55%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	2.35%
1 Year	rr_ExpenseExampleYear01	$ 338
3 Years	rr_ExpenseExampleYear03	1,245
5 Years	rr_ExpenseExampleYear05	2,254
10 Years	rr_ExpenseExampleYear10	4,785
1 Year	rr_ExpenseExampleNoRedemptionYear01	238
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,245
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,254
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,785
1 Year	rr_AverageAnnualReturnYear01	(15.04%)
5 Years	rr_AverageAnnualReturnYear05	0.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2016
A C Inst P Shares | Guggenheim Diversified Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.29%
Other Expenses	rr_OtherExpensesOverAssets	2.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.91%
Fee Waiver (and/or expense reimbursement),	rr_FeeWaiverOrReimbursementOverAssets	(2.56%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	$ 137
3 Years	rr_ExpenseExampleYear03	957
5 Years	rr_ExpenseExampleYear05	1,794
10 Years	rr_ExpenseExampleYear10	$ 3,969
1 Year	rr_AverageAnnualReturnYear01	(13.39%)
5 Years	rr_AverageAnnualReturnYear05	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2016
A C Inst P Shares | Guggenheim Diversified Income Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.48%
Other Expenses	rr_OtherExpensesOverAssets	2.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.35%
Fee Waiver (and/or expense reimbursement),	rr_FeeWaiverOrReimbursementOverAssets	(2.75%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	$ 163
3 Years	rr_ExpenseExampleYear03	1,068
5 Years	rr_ExpenseExampleYear05	1,985
10 Years	rr_ExpenseExampleYear10	$ 4,331
1 Year	rr_AverageAnnualReturnYear01	(13.61%)
5 Years	rr_AverageAnnualReturnYear05	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2016
A C Inst P Shares | Guggenheim Diversified Income Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.70%)
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
A C Inst P Shares | Guggenheim Diversified Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.05%)
5 Years	rr_AverageAnnualReturnYear05	(0.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
A C Inst P Shares | Guggenheim Diversified Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	0.70%
A C Inst P Shares | Guggenheim Diversified Income Fund | 70% Bloomberg U.S. Aggregate Bond Index / 30% MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.22%)
5 Years	rr_AverageAnnualReturnYear05	0.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%

[1]	Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager"), has contractually agreed through February 1, 2024 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.30%, Class C-2.05%, Institutional Class-1.05% and Class P-1.30%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[2]	The Investment Manager has contractually agreed through February 1, 2024, to waive the amount of the Fund’s management fee to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees.
[3]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.